Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Balances Existed with Associate or Joint Venture Businesses	The following related party balances existed with joint venture businesses at 31 December:

Related party balances	€ million Total 2024	€ million Total 2023
Sales to joint ventures	1,168	1,144
Purchases from joint ventures	110	134
Receivables from joint ventures	112	99
Payables to joint ventures	111	111
Loans to joint ventures	227	219
Royalties and service fees	9	19